UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q
Quarterly Schedule of Portfolio Holdings of
Registered Management Investment Company

Investment Company Act File Number: 811-02333

New Perspective Fund, Inc.
(Exact name of registrant as specified in charter)

333 South Hope Street,
Los Angeles, California 90071
(Address of principal executive offices)

Registrant's telephone number, including area code: (213) 486-9200

Date of fiscal year end: September 30

Date of reporting period: December 31, 2006

Vincent P. Corti
Capital Research and Management Company
333 South Hope Street
Los Angeles, California 90071
(Name and address of agent for service)

Copies to:
Mark D. Perlow
Kirkpatrick & Lockhart Preston Gates Ellis LLP
Four Embarcadero Center, 10th Floor
San Francisco, CA 94111
(Counsel for the registrant)

ITEM 1 - Schedule of Investments
[logo - American Funds®]

New Perspective Fund®
Investment portfolio

December 31, 2006

unaudited

Common stocks — 93.68%	Shares	Market value (000)

INFORMATION TECHNOLOGY — 16.59%
Microsoft Corp.	34,720,000	$1,036,739
Taiwan Semiconductor Manufacturing Co. Ltd.	286,139,151	592,830
Taiwan Semiconductor Manufacturing Co. Ltd. (ADR)	13,517,528	147,747
Samsung Electronics Co., Ltd.	951,650	627,608
Applied Materials, Inc.	27,203,900	501,912
Hon Hai Precision Industry Co., Ltd.	60,380,655	430,893
Oracle Corp.[1]	22,093,700	378,686
Nintendo Co., Ltd.	1,277,300	331,669
Cisco Systems, Inc.[1]	11,505,000	314,432
Nokia Corp.	10,165,416	207,622
Nokia Corp. (ADR)	5,044,634	102,507
EMC Corp.[1]	22,878,000	301,990
ASML Holding NV1	6,470,000	160,828
ASML Holding NV (New York registered)[1]	5,678,000	139,849
International Business Machines Corp.	2,987,000	290,187
Advanced Micro Devices, Inc.[1]	13,250,000	269,638
Google Inc., Class A1	527,500	242,903
Dell Inc.[1]	8,814,000	221,143
Murata Manufacturing Co., Ltd.	3,179,200	215,064
Motorola, Inc.	10,310,000	211,974
Hynix Semiconductor Inc.[1]	4,152,260	162,829
Hynix Semiconductor Inc. (GDR)[1,2]	630,000	24,412
Canon, Inc.	3,100,100	174,543
Rohm Co., Ltd.	1,379,000	137,321
Yahoo! Inc.[1]	5,300,000	135,362
Texas Instruments Inc.	4,550,000	131,040
Hewlett-Packard Co.	3,055,000	125,835
SAP AG	2,218,000	117,818
Sun Microsystems, Inc.[1]	18,926,300	102,581
Citizen Watch Co., Ltd.	12,899,600	98,752
Elpida Memory, Inc.[1]	1,760,000	96,726
Altera Corp.[1]	4,725,000	92,988
Konica Minolta Holdings, Inc.[1]	6,489,000	91,609
Toshiba Corp.	13,500,000	87,920
Agilent Technologies, Inc.[1]	2,330,880	81,231
Tokyo Electron Ltd.	992,100	78,201
Flextronics International Ltd.[1]	6,000,000	68,880
NAVTEQ Corp.[1]	1,500,000	52,455
Hoya Corp.	1,305,000	50,884
Cadence Design Systems, Inc.[1]	2,750,000	49,252
Nortel Networks Corp.[1]	1,600,000	42,768
NEC Corp.	6,774,100	32,390
Chi Mei Optoelectronics Corp.	30,591,566	30,986
KLA-Tencor Corp.	615,897	30,641
TDK Corp.	275,000	21,861
Xilinx, Inc.	800,000	19,048
		8,864,554

FINANCIALS — 15.09%
Allianz SE	3,209,000	655,247
Erste Bank der oesterreichischen Sparkassen AG	8,387,096	642,931
Citigroup Inc.	10,751,677	598,868
ING Groep NV	13,282,651	588,669
Société Générale	2,510,600	425,986
Mizuho Financial Group, Inc.	47,427	338,764
UniCredito Italiano SpA (Germany)	34,899,500	306,208
UniCredito Italiano SpA (Italy)	2,085,160	18,268
DBS Group Holdings Ltd.	20,550,000	302,797
Macquarie Bank Ltd.	4,810,000	299,470
Mitsubishi UFJ Financial Group, Inc.	22,624	279,473
Banco Santander Central Hispano, SA	14,233,764	265,550
AXA SA	6,329,000	256,109
HSBC Holdings PLC (United Kingdom)	13,426,904	244,759
American International Group, Inc.	3,331,250	238,717
Commerzbank U.S. Finance, Inc.	5,300,000	201,743
Royal Bank of Scotland Group PLC	4,920,775	192,023
BNP Paribas	1,622,230	176,902
XL Capital Ltd., Class A	2,450,000	176,449
DEPFA BANK PLC	9,850,000	176,097
Credit Suisse Group	2,225,640	155,700
UBS AG	2,559,206	155,514
Zurich Financial Services	532,000	143,194
Crédit Agricole SA	3,338,000	140,316
Allied Irish Banks, PLC	4,400,000	130,621
Sompo Japan Insurance Inc.	10,480,000	128,138
QBE Insurance Group Ltd.	5,218,492	118,757
Berkshire Hathaway Inc., Class A1	800	87,992
Bank of Nova Scotia	1,833,900	82,042
Groupe Bruxelles Lambert SA	675,000	81,089
Westpac Banking Corp.	4,185,444	80,028
J.P. Morgan Chase & Co.	1,650,000	79,695
Sumitomo Mitsui Financial Group, Inc.	6,300	64,588
Willis Group Holdings Ltd.	1,550,000	61,550
Westfield Group	3,635,219	60,188
Royal Bank of Canada	1,200,000	57,187
Bank of America Corp.	500,000	26,695
Manulife Financial Corp.	600,000	20,273
		8,058,597

CONSUMER DISCRETIONARY — 9.34%
Toyota Motor Corp.	5,625,000	376,261
Esprit Holdings Ltd.	25,114,000	280,444
Honda Motor Co., Ltd.	6,650,000	262,647
Hyundai Motor Co.	3,520,000	255,243
News Corp., Class A	11,253,404	241,723
News Corp., Class B	220,000	4,897
Vivendi SA	6,194,200	241,991
Industria de Diseno Textil, SA	4,351,100	234,284
Viacom Inc., Class B1	5,470,000	224,434
H & M Hennes & Mauritz AB, Class B	4,278,000	216,259
Carnival Corp., units	4,350,000	213,368
Ford Motor Co.	26,611,600	199,853
Compagnie Générale des Etablissements Michelin, Class B	2,000,000	191,313
Renault SA	1,414,000	169,772
Burberry Group PLC	12,200,000	154,194
Porsche AG, nonvoting preferred	118,900	151,239
Grupo Televisa, SA, ordinary participation certificates (ADR)	5,265,600	142,224
Kingfisher PLC	29,721,981	138,797
Aisin Seiki Co., Ltd.	4,119,500	138,124
Time Warner Inc.	6,250,000	136,125
Starbucks Corp.[1]	3,750,000	132,825
Discovery Holding Co., Class A1	6,600,900	106,208
Suzuki Motor Corp.	3,360,000	94,871
McDonald’s Corp.	2,000,000	88,660
Lagardère Groupe SCA	1,100,000	88,532
Walt Disney Co.	2,500,000	85,675
Nikon Corp.	3,125,000	68,540
Sony Corp.	1,500,000	64,286
Johnson Controls, Inc.	700,000	60,144
LG Electronics Inc.	993,562	58,791
Swatch Group Ltd, non-registered shares	176,118	38,913
Swatch Group Ltd	386,770	17,298
Reed Elsevier PLC	5,100,000	55,970
Mediaset SpA	4,500,000	53,376
TI Automotive Ltd., Class A1,3	4,578,091	—
		4,987,281

HEALTH CARE — 9.16%
Roche Holding AG	8,298,600	1,487,973
Novo Nordisk A/S, Class B	7,848,600	653,691
AstraZeneca PLC (Sweden)	8,627,809	463,251
AstraZeneca PLC (United Kingdom)	1,800,000	96,710
AstraZeneca PLC (ADR)	535,000	28,649
Smith & Nephew PLC	41,654,579	434,713
Sanofi-Aventis	2,884,500	266,216
UCB SA (Belgium)	3,157,959	216,456
UCB SA (Germany)	379,972	26,220
Wyeth	3,800,000	193,496
Medtronic, Inc.	3,600,000	192,636
Novartis AG	2,125,000	122,502
Novartis AG (ADR)	1,100,000	63,184
Bausch & Lomb Inc.	2,140,000	111,408
Eli Lilly and Co.	1,950,000	101,595
Forest Laboratories, Inc.[1]	2,000,000	101,200
Bristol-Myers Squibb Co.	3,000,000	78,960
Amgen Inc.[1]	1,125,000	76,849
Shionogi & Co., Ltd.	3,600,000	70,790
Allergan, Inc.	380,000	45,501
Johnson & Johnson	600,000	39,612
Biogen Idec Inc.[1]	450,000	22,136
		4,893,748

ENERGY — 8.83%
Royal Dutch Shell PLC, Class B	15,473,621	542,323
Royal Dutch Shell PLC, Class A (ADR)	5,555,000	393,238
Royal Dutch Shell PLC, Class A	1,120,000	39,485
Petróleo Brasileiro SA - Petrobras, ordinary nominative (ADR)	3,894,900	401,136
Petróleo Brasileiro SA - Petrobras, preferred nominative (ADR)	1,700,000	157,692
Chevron Corp.	6,789,732	499,249
Norsk Hydro ASA	10,820,000	335,982
Canadian Natural Resources, Ltd.	6,280,000	335,138
TOTAL SA	3,433,900	247,602
Schlumberger Ltd.	3,790,000	239,376
Reliance Industries Ltd.	7,882,600	226,980
Technip SA	3,285,000	225,380
Baker Hughes Inc.	2,700,000	201,582
Anadarko Petroleum Corp.	4,250,000	184,960
Halliburton Co.	4,000,000	124,200
Imperial Oil Ltd.	3,300,000	121,646
Exxon Mobil Corp.	1,500,000	114,945
ConocoPhillips	1,370,000	98,572
ENI SpA	2,500,000	84,046
Smith International, Inc.	1,835,000	75,363
Apache Corp.	1,000,000	66,510
		4,715,405

CONSUMER STAPLES — 8.71%
Altria Group, Inc.	10,954,400	940,107
Nestlé SA	1,835,150	652,076
Tesco PLC	65,654,011	519,987
SABMiller PLC	17,257,708	397,039
Koninklijke Ahold NV1	36,255,000	385,549
Groupe Danone	2,290,000	346,860
PepsiCo, Inc.	4,325,000	270,529
Avon Products, Inc.	6,566,400	216,954
Cia. de Bebidas das Américas - AmBev, preferred nominative (ADR)	3,364,735	164,199
Cia. de Bebidas das Américas - AmBev, ordinary nominative (ADR)	713,500	31,323
Diageo PLC	8,370,000	164,294
Coca-Cola Co.	3,100,000	149,575
L’Oréal SA	1,307,089	130,895
Scottish & Newcastle PLC	9,895,000	108,400
Seven & I Holdings Co., Ltd.	2,900,000	90,168
Wal-Mart de México, SAB de CV, Series V	14,833,992	65,330
Imperial Tobacco Group PLC	465,000	18,300
		4,651,585

INDUSTRIALS — 8.09%
General Electric Co.	17,360,500	645,984
Tyco International Ltd.	14,712,500	447,260
Siemens AG	3,495,300	346,523
Ryanair Holdings PLC (ADR)[1]	4,037,500	329,056
Deutsche Post AG	7,435,000	224,054
Toll Holdings Ltd.	13,789,426	198,725
ABB Ltd	10,700,000	191,855
United Parcel Service, Inc., Class B	2,557,000	191,724
Asahi Glass Co., Ltd.	14,692,000	176,551
Macquarie Infrastructure Group	62,504,576	170,590
Michael Page International PLC	16,745,000	148,278
3M Co.	1,790,000	139,495
Illinois Tool Works Inc.	2,700,000	124,713
Singapore Airlines Ltd.	10,000,000	114,096
Kubota Corp.	11,696,000	108,311
Mitsubishi Heavy Industries, Ltd.	22,420,000	101,926
Sandvik AB	6,725,000	97,763
Deere & Co.	1,000,000	95,070
British Airways PLC[1]	8,640,000	89,238
Emerson Electric Co.	1,600,000	70,544
Parker Hannifin Corp.	800,000	61,504
Geberit AG	38,500	59,333
Caterpillar Inc.	720,000	44,158
Boeing Co.	475,000	42,199
United Technologies Corp.	600,000	37,512
Jacobs Engineering Group Inc.[1]	403,200	32,877
Monster Worldwide, Inc.[1]	685,000	31,948
		4,321,287

MATERIALS — 7.82%
Barrick Gold Corp.	22,192,295	681,303
Bayer AG	11,130,000	597,089
Newmont Mining Corp.	11,250,000	507,937
Potash Corp. of Saskatchewan Inc.	2,750,000	394,570
Gold Fields Ltd.	11,450,855	217,780
E.I. du Pont de Nemours and Co.	4,000,000	194,840
Alcoa Inc.	6,453,300	193,664
POSCO	570,580	189,682
Nitto Denko Corp.	3,299,000	165,227
Kuraray Co., Ltd.	11,740,000	138,512
International Paper Co.	3,780,000	128,898
BHP Billiton Ltd.	5,000,000	99,783
Holcim Ltd.	1,028,571	94,281
Weyerhaeuser Co.	1,300,000	91,845
Akzo Nobel NV	1,325,000	80,785
Dow Chemical Co.	2,000,000	79,880
Anglo American PLC	1,500,000	73,496
AngloGold Ashanti Ltd.	1,314,816	62,160
JSR Corp.	2,279,400	58,996
Rohm and Haas Co.	1,000,000	51,120
UPM-Kymmene Corp.	1,670,000	42,129
Smurfit-Stone Container Corp.[1]	2,950,000	31,152
		4,175,129

TELECOMMUNICATION SERVICES — 3.72%
Koninklijke KPN NV	40,701,700	578,369
Vodafone Group PLC	174,186,934	482,597
América Móvil SAB de CV, Series L (ADR)	6,765,000	305,913
Telefónica, SA	13,111,330	278,862
France Télécom SA	7,045,000	194,734
AT&T Inc.	3,138,720	112,209
Singapore Telecommunications Ltd.	16,335,520	34,933
		1,987,617

UTILITIES — 2.10%
Veolia Environnement	6,030,275	464,651
SUEZ SA	5,722,665	296,205
E.ON AG	1,950,000	264,564
RWE AG	860,500	94,801
		1,120,221

MISCELLANEOUS — 4.23%
Other common stocks in initial period of acquisition		2,261,253

Total common stocks (cost: $32,958,914,000)		50,036,677

Warrants — 0.05%

FINANCIALS — 0.05%
ING Groep NV, warrants, expire 2008[1]	1,265,000	30,059

CONSUMER DISCRETIONARY — 0.00%
NTL Inc., Series A, warrants, expire 2011[1]	39,037	5

Total warrants (cost: $91,916,000)		30,064

Short-term securities — 6.42%	Principal amount (000)

Amsterdam Funding Corp. 5.22%-5.31% due 1/2-3/9/2007[2]	$255,500	254,187
Danske Corp. 5.21%-5.24% due 1/22-2/8/2007[2]	213,600	212,766
Barton Capital LLC 5.23%-5.27% due 1/9-2/15/2007[2]	200,000	199,306
Depfa Bank PLC 5.23%-5.25% due 1/22-2/2/2007[2]	195,000	194,327
HBOS Treasury Services PLC 5.22%-5.25% due 2/1-3/14/2007	192,100	190,521
ING (U.S.) Funding LLC 5.225%-5.24% due 1/22-3/12/2007	175,000	174,092
Old Line Funding, LLC 5.24% due 3/12-3/15/2007[2]	101,356	100,307
Thunder Bay Funding, LLC 5.25% due 1/16-1/19/2007[2]	66,752	66,583
Dexia Delaware LLC 5.21%-5.23% due 1/30-3/8/2007	166,600	165,326
CBA (Delaware) Finance Inc. 5.225%-5.24% due 1/25-3/15/2007	159,700	158,529
Bank of Ireland 5.225%-5.25% due 1/31-3/1/2007[2]	150,000	149,040
UBS Finance (Delaware) LLC 5.225%-5.24% due 1/8-2/7/2007	146,680	146,374
Calyon North America Inc. 5.23%-5.235% due 2/9-3/8/2007	143,865	142,676
CAFCO, LLC 5.245%-5.30% due 1/2-2/21/2007[2]	125,100	124,652
Ciesco LLC 5.26% due 1/31/2007[2]	10,200	10,155
Barclays U.S. Funding Corp. 5.23%-5.24% due 1/24-2/5/2007	95,000	94,564
Sheffield Receivables Corp. 5.24% due 1/08/2007[2]	40,000	39,954
Allied Irish Banks N.A. Inc. 5.22%-5.24% due 1/4-3/12/2007[2]	104,400	103,882
Toyota Motor Credit Corp. 5.22%-5.23% due 2/12-2/13/2007	100,000	99,372
HSBC USA Inc. 5.215%-5.235% due 3/1-3/8/2007	100,000	99,100
BASF AG 5.23%-5.25% due 1/19-2/7/2007[2]	92,300	91,977
Swedish Export Credit Corp. 5.23%-5.25% due 2/8-3/15/2007	87,800	87,028
Abbey National N.A. LLC 5.23%-5.24% due 2/28-3/27/2007	81,000	80,207
Fannie Mae 5.15% due 2/14/2007	69,000	68,554
Svenska Handelsbanken Inc. 5.24% due 1/16/2007	35,800	35,718
Stadshypotek Delaware Inc. 5.25% due 1/29/2007[2]	25,000	24,896
Rabobank USA Financial Corp. 5.235% due 1/31/2007	50,000	49,784
Variable Funding Capital Corp. 5.24% due 2/27/2007[2]	49,000	48,587
Canadian Imperial Holdings Inc. 5.225% due 3/13/2007	44,100	43,649
Swedbank Mortgage AB 5.24%-5.25% due 1/4-2/6/2007	32,700	32,587
IBM Capital Inc. 5.21% due 3/16/2007[2]	30,000	29,680
Royal Bank of Scotland PLC 5.22% due 1/25/2007	27,850	27,753
Clipper Receivables Co., LLC 5.255% due 2/26/2007[2]	25,000	24,794
Westpac Banking Corp. 5.245% due 1/16/2007[2]	20,200	20,154
Bank of America Corp. 5.23% due 3/9/2007	19,100	18,916
American Honda Finance Corp. 5.26% due 3/9/2007	14,800	14,657
Federal Home Loan Bank 5.15% due 1/10/2007	5,500	5,492

Total short-term securities (cost: $3,429,600,000)		3,430,146

Total investment securities (cost: $36,480,430,000)		53,496,887
Other assets less liabilities		(82,492)

Net assets		$53,414,395

“Miscellaneous” securities include holdings in their initial period of acquisition that have not previously been publicly disclosed.

1Security did not produce income during the last 12 months.
2Purchased in a private placement transaction; resale may be limited to qualified institutional buyers; resale to the public may require registration. The total value of all such restricted securities was $1,719,659,000, which represented 3.22% of the net assets of the fund.
3Valued under fair value procedures adopted by authority of the board of directors.

ADR = American Depositary Receipts
GDR = Global Depositary Receipts

Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$17,189,933
Gross unrealized depreciation on investment securities	(235,249)
Net unrealized appreciation on investment securities	16,954,684
Cost of investment securities for federal income tax purposes	36,542,203

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so you may lose money.

Investors should carefully consider the investment objectives, risks, charges and expenses of the American Funds. This and other important information is contained in each fund’s prospectus, which can be obtained from a financial adviser and should be read carefully before investing.

MFGEFP-907-0207-S6859

ITEM 2 - Controls and Procedures

The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3 - Exhibits

The certifications required by Rule 30a-2 of the Investment Company Act of 1940, as amended, and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

NEW PERSPECTIVE FUND, INC.

By /s/ Robert W. Lovelace
Robert W. Lovelace, President and Principal Executive Officer

Date: February 28, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Robert W. Lovelace
Robert W. Lovelace, President and Principal Executive Officer

Date: February 28, 2007

By /s/ R. Marcia Gould
R. Marcia Gould, Treasurer and Principal Financial Officer

Date: February 28, 2007